SUBSEQUENT EVENTS (Details) - Subsequent Event [Member]	Jul. 09, 2026 USD ($) $ / shares shares
SUBSEQUENT EVENTS (Details) [Line Items]
Credit transferred to additional paid-in capital (in Dollars) | $	$ 236,531
Common Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary share, par value	$ 0.00001
Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Authorized share capital amount (in Dollars) | $	$ 50,000
Ordinary shares, authorized (in Shares) | shares	5,000,000,000
Maximum [Member] | Common Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares	5,000,000,000
Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Authorized share capital amount (in Dollars) | $	$ 10,000
Ordinary shares, authorized (in Shares) | shares	1,000,000,000
Minimum [Member] | Common Stock [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary shares, authorized (in Shares) | shares	1,000,000,000
Class A Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Reduction value per share of common stock	$ 0.21999
Ordinary shares, authorized (in Shares) | shares	4,500,000,000
Class A Ordinary Shares [Member] | Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary share, par value	$ 0.22
Class A Ordinary Shares [Member] | Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary share, par value	0.00001
Class B Ordinary Shares [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Reduction value per share of common stock	$ 0.21999
Ordinary shares, authorized (in Shares) | shares	500,000,000
Class B Ordinary Shares [Member] | Maximum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary share, par value	$ 0.22
Class B Ordinary Shares [Member] | Minimum [Member]
SUBSEQUENT EVENTS (Details) [Line Items]
Ordinary share, par value	$ 0.00001